Deposits - Summary of Maturity Schedule for Term Deposits (Parenthetical) (Detail) $ in Millions	Apr. 30, 2025 CAD ($)
Disclosure Of Deposits [line Items]
Deposits payable on a fixed date	$ 488,905	[1],[2]
Foreign countries [member] | Bottom of range [member]
Disclosure Of Deposits [line Items]
Deposits payable on a fixed date	$ 100,000

[1]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[2]	Deposits denominated in U.S. dollars amount to $293,366 (January 31, 2025 – $309,983 ; October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $20,184 (January 31, 2025 – $20,198; October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $33,975 (January 31, 2025 – $34,709; October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $114,253 (January 31, 2025 – $115,267; October 31, 2024 – $109,683).